UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06569

IVY FUNDS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2013 to June 30, 2014

IVY EMERGING MARKETS LOCAL CURRENCY DEBT FUND

Proxy Voting Record

There was no proxy voting for Ivy Emerging Markets Local Currency Debt Fund, a series of the Registrant, for the period beginning with the Fund’s inception date (April 30, 2014) through the end date of the reporting period, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS
(Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Vice President and Assistant Secretary

Date: August 29, 2014

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 29, 2014